`

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06139

  BBH Fund, Inc.
                                                                   BBH Real Return Fund
                                                                   BBH International Equity Fund
                                                                   BBH Core Select
                                                                   BBH Broad Market Fund

(Exact name of Registrant as specified in charter)

    40 Water Street Boston MA., 02109-3661
(Address of principal executive offices)

        Charles Schreiber, Principal Financial Office,
                                                                                                                                       BBH Fund, Inc., 40 Water Street,
                                                                                                                                       Boston, MA, 01915.
            Mailing address: 140 Broadway, New York, NY, 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-3728

Date of fiscal year end: OCTOBER 31

Date of reporting period: JANUARY 31, 2007

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH REAL RETURN FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

	Principal
	Amount			Value
		U.S. TREASURY NOTES AND BONDS (101.0%)
	$67,009	0.875%, 4/15/2010[1]		$63,713
	46,959,960	1.625%, 1/15/2015[1]		44,290,944
	8,228,325	1.875%, 7/15/2013		7,972,152
	23,153,259	1.875%, 7/15/2015[1]		22,240,696
	14,204,023	2.000%, 1/15/2014[1]		13,823,952
	10,764,629	2.000%, 7/15/2014[1]		10,468,181
	38,223,410	2.000%, 1/15/2016[1]		36,991,584
	47,223,423	2.000%, 1/15/2026[1]		44,285,154
	43,652,740	2.375%, 4/15/2011[1]		43,535,096
	74,689,633	2.375%, 1/15/2025[1]		74,222,822
	5,145,777	2.375%, 1/15/2027[1]		5,119,045
	50,077,574	2.500%, 7/15/2016[1,2]		50,545,099
	24,196,975	3.500%, 1/15/2011[1]		25,199,819
	2,334,454	3.875%, 1/15/2009[1,2]		2,397,739
	42,900	3.875%, 4/15/2029[1]		53,871
	35,295,040	4.250%, 1/15/2010[1]		37,143,900
		Total U.S. Treasury Notes and Bonds
		(Identified cost $418,164,366)		418,353,767

		ASSET BACKED SECURITIES (6.0%)
	2,900,000	Advanta Business Card Master Trust 2005-C1 5.800%, 8/22/2011[3]		2,913,804
	2,660,000	Advanta Business Card Master Trust 2006-C1 5.830%, 10/20/2014[3]		2,681,482
	3,000,000	Bank of America Credit Card Trust 2006-C5 5.720%, 1/15/2016[3]		3,001,608
	3,000,000	Citibank Credit Card Issuance Trust 2001-C1 6.440%, 1/15/2010[3]		3,024,688
	4,990,892	Credit-Based Asset Servicing and Securitization CBO, Ltd.
		6.180%, 6/25/2032[3,4]		5,003,369
	1,706,766	Greenpoint Mortgage Funding Trust 2006-HE1 5.490%, 3/12/2037[3]		1,706,977
	3,750,000	MBNA Credit Card Master Note Trust 2005-C1 5.730, 10/15/2012[3]		3,779,657
	2,840,000	Metris Master Trust 2005-1A 7.220%, 3/21/2011[3,4]		2,846,772
		Total Asset Backed Securities
		(Identified cost $24,950,611)		24,958,357

		CORPORATE BONDS (13.4%)
		AUTOMOTIVE (0.6%)
	2,500,000	DaimlerChrysler NA Holding Corp. 4.875%, 6/15/2010		2,436,992

		BEVERAGE (0.5%)
	1,917,000	Coors Brewing Co. 6.375%, 5/15/2012		1,973,805

		BUILDING MATERIALS (0.5%)
	2,000,000	Lennar Corp. 6.115%, 3/19/2009[3]		2,000,918

		CABLE (0.6%)
	2,500,000	Cox Communications, Inc. 7.125%, 10/01/2012		2,680,302

		ENERGY (1.3)
	1,250,000	Gaz Capital for Gazprom 6.212%, 11/22/2016[4]		1,233,125
	4,000,000	Pemex Project Funding Master Trust 6.660%, 6/15/2010[3,4]		4,106,000
				5,339,125

		FINANCE (4.8%)
	788,030	Federated CBO II, Ltd. 8.630%, 7/10/2012[4]		797,486
	2,500,000	iStar Financial, Inc. 5.700%, 9/15/2009[3,4]		2,502,062
	1,890,000	Merrill Lynch & Co., Inc. 2.465%, 3/02/2009[3]		1,804,062
	500,000	Redwood Capital IX Ltd. 7.764%, 1/09/2008[3,4]		500,650
	9,157,000	SLM Corp. 3.430%, 1/31/2014[3]		8,578,644
	4,360,000	Toyota Motor Credit Corp. 3.560%, 2/05/2016[3]		4,218,867
	1,360,000	Vita Capital II, Ltd. 6.760%, 1/01/2010[3,4]		1,366,270
				19,768,041

BBH REAL RETURN FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2007 (unaudited)

	Principal
	Amount			Value
		CORPORATE BONDS (continued)
		FOREST PRODUCTS & PAPER (0.1%)
	$608,000	International Paper Co. 5.850%, 10/30/2012		$614,268

		INDUSTRIALS (1.2%)
	€1,000,000	Carnival, PLC 4.250%, 11/27/2013		1,266,704
	$1,250,000	Embraer Overseas Ltd. 6.375%, 1/24/2017[4]		1,243,750
	2,500,000	Masco Corp. 7.125%, 8/15/2013		2,623,800
				5,134,254

		INSURANCE (0.7%)
	2,950,000	Allstate Life Global Funding Trust 2.360%, 3/01/2010[3]		2,750,108

		TELECOMMUNICATIONS (1.9%)
	2,500,000	Sprint Capital Corp. 7.625%, 1/30/2011		2,669,605
	2,500,000	Telecom Italia Capital SA 6.200%, 7/18/2011		2,534,945
	2,500,000	Time Warner, Inc. 6.875%, 5/01/2012		2,642,945
				7,847,495

		UTILITIES (1.2%)
	2,500,000	Dominion Resources, Inc. 4.750%, 12/15/2010		2,435,575
	2,500,000	PPL Energy Supply LLC. 6.400%, 11/01/2011		2,574,848
				5,010,423
		Total Corporate Bonds
		(Identified cost $54,333,022)		55,555,731

		FOREIGN GOVERNMENT BONDS (3.4%)
	€5,082,600	Deutschland I/L Bond 1.500%, 4/15/2016		6,325,131
JPY	330,660,000	Government of Japan 1.100%, 9/10/2016		2,703,994
PLN	16000000	Government of Poland 4.250%, 5/24/2011		5,188,766
		Total Foreign Government Bonds		14,217,891
		(Identified cost $14,683,513)

		SHORT-TERM INVESTMENT(1.5%)
	$6,300,000	RaboBank USA Financial 5.261%, 2/01/2007		6,300,000
		Total Short-Term Investment
		(Identified cost $6,300,000)		6,300,000

TOTAL INVESTMENTS (Identified cost $520,219,542)[5]			125.3%	$519,385,746
LIABILITIES IN EXCESS OF OTHER ASSETS			(25.3)	(104,961,317)
NET ASSETS			100.0%	$414,424,429

[1]	Inflation Protected Security.

[2]	Security held as collateral on futures contracts.

[3]	Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The
	yield shown represents the January 31, 2007 coupon rate.

[4]	Securites exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold
	in transactions exempt from registraton, normally to qualified institutional buyers. Total market value of 144A
	securities owned at January 31, 2007 was $19,599,484 or 4.73% of net assets.

[5]	The aggregate cost for federal income tax purposes is $520,219,542, the aggregate gross unrealized appreciation is
	$2,312,877, and the aggregate gross unrealized depreciation is $3,146,673, resulting in net unrealized depreciation of $833,796.

	Securities with an aggregate market value of $81,020,828 have been segregated with primary dealers of U.S. Government Obligations as
	designated by the Federal Reserve Bank of New York in association with reverse repurchase agreements:

	Repurchase
	Counter-Party Rate Date Security Value
	Barclays 5.23% 3/26/2007 U.S. Treasury Notes TIPS 2.500%, 07/15/2016 $40,195,602
	Lehman Brothers 5.24% 2/08/2007 U.S. Treasury Notes TIPS 2.375%, 04/15/2011 $40,825,226

BBH REAL RETURN FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31,2007 (unaudited)

A summary of obligations under open forward foreign currency exchange contracts outstanding at
January 31, 2007 is as follows:

Unrealized
Notional Market Appreciation/
Description Value Value (Depreciation)
Buy Contracts:
Euro settling 2/28/07 6,555,594 6,555,594 $ 6,555,594
Japanese Yen settling 2/28/07 2,731,729 2,731,729 2,731,729
Polish Zloty settling 2/28/07 5,117,194 5,117,194 5,117,194

Sell Contracts:
Euro settling 2/28/07 (5,059,500) (6,583,853) $(6,583,853)
Japanese Yen settling 2/28/07 (331,580,000) (2,748,856) (2,748,856)
Polish Zloty settling 2/28/07 (15,561,900) (5,169,127) (5,169,127)
$(97,319)

	A summary of obligations under open futures contracts at January 31, 2007 is as follows:

	Unrealized
	Expiration Base Contract Appreciation
	Position Date Contracts Note/Bond Value (Depreciation)
	Short 3/2007 100 U.S. Treasury Bonds $11,012,500 $112,500
	Short 3/2007 1,500 U.S. 5Yr Treasury Note $156,796,875 $2,203,125

	As of January 31, 2007, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements
	on open futures contracts.

At January 31, 2007, the Fund had the following open swap agreements:

Amount Due
Notional from (to) Broker
Amount Description at Value

	115,000,000	Agreement with Lehman terminating 10/19/11 to pay $ (287,500)
		a fixed rate of 5.176% interest and receive the 3 months
		LIBOR paid quarterly.

	55,500,000	Agreement with CDS terminating12/20/2011 to pay $ 190,474
		a fixed rate of 0.4% interest and receive the 3 months
		LIBOR paid quarterly.
	$ (97,026)
		LIBOR - London Interbank Offered Rate

As of January 31, 2007, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

Currency Abbreviations:
€ - Euro
JPY - Japanese Yen
PLN - Polish Zloty

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.
Date of first use: 3/07.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

Shares				Value
	COMMON STOCKS – (97.2%)
	AUSTRALIA ( 7.6%)
	CONSUMER STAPLES
313,794	Coles Myer, Ltd.			$3,462,121
1,373,527	Foster's Group, Ltd.			7,203,060
				10,665,181
	ENERGY
261,954	Woodside Petroleum, Ltd.			7,616,687

	FINANCE
370,000	Lend Lease Corp., Ltd.			5,434,513
269,368	National Australia Bank, Ltd.			8,441,202
				13,875,715
	INDUSTRIALS
101,691	Wesfarmers, Ltd.			3,010,896

	MATERIALS
565,251	Amcor, Ltd.			3,197,807

	TELECOMMUNICATION SERVICES
1,010,318	Telstra Corp.			2,195,873
1,506,680	Telstra Corp.			4,949,644
				7,145,517
	Total Australia			45,511,803

	BELGIUM (1.1%)
	FINANCE
161,886	Fortis			6,820,047
	Total Belgium			6,820,047

	FINLAND (1.6%)
	MATERIALS
203,431	UPM-Kymmene Oyj			5,228,252

	TELECOMMUNICATION SERVICES
190,000	Nokia Oyj			4,170,285
	Total Finland			9,398,537

	FRANCE (11.1%)
	CONSUMER DISCRETIONARY
77,657	Renault SA			9,625,262

	CONSUMER STAPLES
80,525	Carrefour SA			4,640,143
59,000	L'Oreal SA			6,220,097
				10,860,240
	DIVERSIFIED OPERATIONS
58,000	LVMH Moet Hennessy Louis Vuitton SA			6,099,934

	ENERGY
212,742	Total SA			14,326,879

	FINANCE
45,853	Societe Generale			8,076,781

	INDUSTRIALS
68,404	Compagnie de Saint-Gobain			6,469,361

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2007 (unaudited)

Shares				Value
	COMMON STOCKS (continued)
	FRANCE (continued)
	MEDIA
162,000	Societe Television Francaise			$5,473,544

	TELECOMMUNICATION SERVICES
217,353	France Telecom SA			6,022,712
	Total France			66,954,713

	GERMANY (3.2%)
	MATERIALS
151,873	Bayer AG			8,949,702

	TELECOMMUNICATION SERVICES
52,832	Deutsche Telekom AG			928,527

	UTILITIES
88,101	RWE AG			9,194,413
	Total Germany			19,072,642

	HONG KONG (5.9%)
	CONSUMER STAPLES
4,600	Cheesecake China[1,2]			0

	DIVERSIFIED OPERATIONS
610,000	Hutchison Whampoa, Ltd.			6,092,285

	ENERGY
7,800,000	CNOOC, Ltd.			6,683,495

	FINANCE
863,000	Wharf Holdings, Ltd.			3,201,898

	TELECOMMUNICATION SERVICES
360,000	China Mobile (Hong Kong), Ltd.			3,313,426

	UTILITIES
820,000	CLP Holdings, Ltd.			6,149,763
2,520,000	Hong Kong & China Gas Co.			5,618,361
875,000	Hong Kong Electric Holdings, Ltd.			4,324,650
				16,092,774
	Total Hong Kong			35,383,878

	ITALY (2.9%)
	FINANCE
1,423,300	Intesa Sanpaolo			10,745,613
148,649	UniCredito Italiano SpA			1,377,464
558,990	UniCredito Italiano SpA			5,170,041
				17,293,118
	Total Italy			17,293,118

	JAPAN (28.4%)
	CONSUMER DISCRETIONARY
121,000	Denso Corp.			4,848,262
144,000	Honda Motor Co., Ltd.			5,649,605
83,000	Sony Corp.			3,828,269
111,400	Toyota Motor Corp.			7,320,079
				21,646,215
	CONSUMER STAPLES
138,000	Hoya Corp.			5,001,137
144,000	Ito En, Ltd.[3]			4,408,025
289,000	Kao Corp.			8,268,500
38,000	Shimamura Corp.			3,931,434
				21,609,096

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2007 (unaudited)

Shares				Value
	COMMON STOCKS (continued)
	JAPAN (continued)
	FINANCE
117,000	Daito Trust Construction			$5,613,676
213,100	Millea Holdings, Inc.			7,605,411
220,000	Mitsubishi Estate Co., Ltd.			6,286,238
400	Mitsubishi Tokyo Financial Group, Inc.			4,843,419
				24,348,744
	HEALTH CARE
146,000	Astellas Pharma, Inc.			6,202,322
107,000	Eisai Co., Ltd.			5,494,189
202,900	Takeda Pharmaceutical Co., Ltd.			13,208,619
				24,905,130
	INDUSTRIALS
55,000	Advantest Corp.			2,751,492
160,000	Daikin Industries, Ltd.			5,283,441
58,500	Fanuc, Ltd.			5,438,543
35,600	Hirose Electric Co., Ltd.			4,215,426
182,000	Hitachi, Ltd.			1,220,653
23,750	Keyence Corp.			5,344,466
53,000	Murata Manufacturing Co., Ltd.			3,747,660
101,000	Secom Co., Ltd.			4,981,145
618	West Japan Railway Co.			2,750,465
				35,733,291
	INFORMATION TECHNOLOGY
281,500	Canon, Inc.			14,805,167
43,000	Rohm Co., Ltd.			3,916,085
				18,721,252
	MATERIALS
81,000	Nitto Denko Corp Ord			3,985,822
91,000	Shin-Etsu Chemical Co., Ltd.			5,932,337
				9,918,159
	TELECOMMUNICATION SERVICES
875	KDDI Corp.			6,178,635
495	Nippon Telegraph & Telephone Corp.			2,468,556
3,300	NTT DoCoMo, Inc.			5,024,661
				13,671,852
	Total Japan			170,553,739

	NETHERLANDS (3.5%)
	CONSUMER DISCRETIONARY
365,584	Reed Elsevier NV			6,402,799

	CONSUMER STAPLES
134,000	Heineken Holdings NV			5,798,909

	FINANCE
197,717	ING Groep NV			8,626,058
	Total Netherlands			20,827,766

	NEW ZEALAND (0.6%)
	TELECOMMUNICATION SERVICES
1,020,817	Telecom Corp. of New Zealand, Ltd.[3]			3,480,610
	Total New Zealand			3,480,610

	SINGAPORE (1.9%)
	FINANCE
400,000	DBS Group Holdings, Ltd.			5,725,241
90,000	Jardine Matheson Holdings, Ltd.			2,128,517
739,200	Oversea-Chinese Banking Corp., Ltd.			3,819,582
	Total Singapore			11,673,340

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2007 (unaudited)

Shares				Value
	COMMON STOCKS (continued)
	SOUTH AFRICA (0.5%)
	ENERGY
94,998	Sasol, Ltd.			$3,222,296
	Total South Africa			3,222,296

	SOUTH KOREA (0.1%)
	MATERIALS
8,205	POSCO ADR			723,517
	Total South Korea			723,517

	SPAIN (4.8%)
	CONSUMER DISCRETIONARY
90,000	Industria de Diseno Textil SA (Inditex)			5,110,878

	FINANCE
346,715	Banco Santander Central Hispano SA			6,584,817

	TELECOMMUNICATION SERVICES
493,536	Telefonica SA			10,793,414

	UTILITIES
144,059	Iberdrola SA			6,142,210
	Total Spain			28,631,319

	SWEDEN (1.7%)
	CONSUMER DISCRETIONARY
98,000	Hennes & Mauritz AB (B shares)			5,316,811

	TELECOMMUNICATION SERVICES
1,300,000	Telefonaktiebolaget LM Ericsson Series B			5,151,464
	Total Sweden			10,468,275

	SWITZERLAND (2.0%)
	CONSUMER STAPLES
17,100	Nestle SA Registered			6,257,041

	HEALTH CARE
97,000	Novartis AG Registered			5,585,841
	Total Switzerland			11,842,882

	TAIWAN(0.8%)
	SEMICONDUCTORS
81,700	Taiwan Semiconductor Manufacturing Co., Ltd.ADR			891,347

	TELECOMMUNICATION SERVICES
188,810	Chunghwa Telecom Co., Ltd. ADR			3,910,255
	Total Taiwan			4,801,602

	UNITED KINGDOM (19.5%)
	CONSUMER DISCRETIONARY
499,590	GKN, Plc.			3,156,842
800,000	Kingfisher, Plc.			3,766,427
				6,923,269
	CONSUMER STAPLES
252,924	Alliance Boots, Plc.			4,003,369
157,249	Compass Group, Plc.			940,992
134,000	Reckitt Benckiser, Plc.			6,453,990
304,814	Unilever, Plc.			8,282,296
1,020,000	William Morrison Supermarkets, Plc.			5,672,653
				25,353,300

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2007 (unaudited)

Shares				Value
	COMMON STOCKS (continued)
	UNITED KINGDOM (continued)
	ENERGY
1,143,087	BG Group, Plc.			$15,018,150
1,135,013	BP, Plc.			11,969,560
199,767	Royal Dutch Shell, Plc.[3]			6,736,135
				33,723,845
	FINANCE
196,732	Aviva, Plc.			3,180,413
457,109	HBOS, Plc.			10,005,510
627,680	Lloyds TSB Group, Plc.			7,187,302
195,850	Royal Bank of Scotland Group, Plc.			7,898,442
				28,271,667
	HEALTH CARE
349,745	GlaxoSmithKline, Plc.			9,415,993

	MATERIALS
112,000	Rio Tinto, Plc.			6,029,704

	UTILITIES
1,000,000	Centrica, Plc.			7,288,360
	Total United Kingdom			117,006,138
	TOTAL COMMON STOCKS (Identified cost $419,634,760)			583,666,222

Principal
Amount
	SHORT-TERM INVESTMENTS – (5.2%)
$14,702,425	Brown Brothers Investment Trust Securities
	Lending Fund[4]			$14,702,425
16,300,000	HSBC Bank USA 5.13% 2/01/07			16,300,000
	TOTAL SHORT-TERM INVESTMENTS (Identified cost $31,002,425)			31,002,425

TOTAL INVESTMENTS (Identified cost $450,637,185)[5]			102.4%	$614,668,647
LIABILITIES IN EXCESS OF OTHER ASSETS			(2.4)	(14,698,544)
Net Assets			100.0%	$599,970,103

[1] Restricted security - Total market value of the restricted security owned at January 31, 2007 was $0, or 0.0% of net assets. Acquired on October 29, 2004 at a cost of $0.01.

[2] Illiquid security, fair valued by investment advisor.

[3] Security, or a portion thereof, on loan.

[4] Affiliated Issuer.

[5] The aggregate cost for federal income tax purposes is $450,637,185, the aggregate gross unrealized appreciation is $181,230,448 and the aggregate gross unrealized depreciation is $17,198,986, resulting in net unrealized appreciation of $164,031,462.

A summary of obligations under open forward foreign currency exchange contracts outstanding at
January 31, 2007 is as follows:
			Unrealized
	Notional	Market	Appreciation/
Description	Value	Value	(Depreciation)
Buy Contract
GBP British Pound Settling 4/26/07 19,995,773		19,995,773	$ 19,995,773

Sell Contract
GBP British Pound Settling 4/26/07 (10,219,000)		(20,036,273)	$ (20,036,273)
			$ (40,500)

ADR - American Depositary Receipt.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2007 (unaudited)

These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.
Date of first use: 3/07.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

Shares			Value
	COMMON STOCKS (91.6%)
	CONSUMER DISCRETIONARY (15.6%)
43,800	Bed, Bath & Beyond, Inc.[1]		$1,847,922
196,975	Liberty Global, Inc. (Series C)[1]		5,560,604
248,625	ServiceMaster Co.		3,244,556
98,725	Viacom, Inc. (Class B)[1]		4,015,146
	Total Consumer Discretionary		14,668,228

	CONSUMER STAPLES (19.0%)
85,000	Cadbury Schweppes, Plc. ADR		3,853,900
29,325	Coca-Cola Co.		1,404,081
50,965	Costco Wholesale Corp.		2,863,214
46,475	Nestle SA ADR		4,248,322
29,400	PepsiCo, Inc.		1,918,056
74,204	Wal-Mart Stores, Inc.		3,538,789
	Total Consumer Staples		17,826,362

	ENERGY (9.4%)
73,875	Occidental Petroleum Corp.		3,424,845
34,425	Suncor Energy, Inc.		2,559,499
55,425	XTO Energy, Inc.		2,797,300
	Total Energy		8,781,644

	FINANCIALS (13.2%)
72,500	AFLAC, Inc.		3,451,725
58	Berkshire Hathaway, Inc. (Class A)[1]		6,382,900
38,950	Freddie Mac		2,529,023
	Total Financials		12,363,648

	HEALTH CARE (6.9%)
40,600	Amgen, Inc.[1]		2,857,022
61,900	Novartis AG ADR		3,571,011
	Total Health Care		6,428,033

	INDUSTRIALS (4.7%)
116,550	Waste Management, Inc.		4,426,569
	Total Industrials		4,426,569

	INFORMATION TECHNOLOGY (19.2%)
160,415	Dell, Inc.1		3,890,064
85,625	First Data Corp.		2,128,637
58,575	Fiserv, Inc.[1]		3,079,288
185,513	Microsoft Corp.		5,724,931
143,575	Western Union Co.		3,207,465
	Total Information Technology		18,030,385

	MATERIALS (3.6%)
53,475	Praxair, Inc.		3,372,133
	Total Materials		3,372,133
	TOTAL COMMON STOCKS (Identified cost $73,869,945)		85,897,002

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2007 (unaudited)

Principal
Amount			Value
	SHORT-TERM INVESTMENT (11.2%)
$10,600,000	U.S. Treasury Bill 4.872%, 02/22/07		$10,569,854
	TOTAL SHORT-TERM INVESTMENT (Identified cost $10,569,985)		10,569,854

TOTAL INVESTMENTS (Identified cost $84,439,930)[2]		102.8%	$96,466,856
LIABILITIES IN EXCESS OF OTHER ASSETS		(2.8)	(2,664,784)
NET ASSETS		100.0%	$93,802,072

[1] Non-income producing security.

[2] The aggregate cost for federal income tax purposes is $84,439,930, the aggregate gross unrealized appreciation is $12,839,946, and the aggregate gross unrealized depreciation is $813,020, resulting in net unrealized appreciation of $12,026,926.

ADR - American Depositary Receipt.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.
Date of first use: 3/07.

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)
(expressed in U.S. dollars)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		ASSET BACKED SECURITIES (19.7%)
	$1,100,000	Advanta Business Card Master Trust 2001-A1	10/20/10	6.170%	$1,109,991
	1,870,000	Advanta Business Card Master Trust 2005-C1[1]	08/22/11	5.830	1,878,901
	1,370,000	Advanta Business Card Master Trust 2006-C1[1]	10/20/14	5.830	1,381,064
	2,500,000	Banc of America Securities Auto Trust 06-G1	12/20/10	5.170	2,492,447
	553,970	Capital Auto Receivables Asset Trust 2003-3	01/15/08	2.960	551,998
	850,000	Capital One Auto Finance Trust 2005-BSS	12/15/10	4.480	839,143
	1,275,000	Capital One Auto Finance Trust 2006-A	11/15/10	5.330	1,273,983
	1,030,000	Capital One Multi-Asset Execution Trust 2003-B5	08/15/13	4.790	1,007,030
	1,500,000	Capital One Multi-Asset Execution Trust 2006-A6	02/18/14	5.300	1,506,128
	3,000,000	Capital One Multi-Asset Execution Trust 2006-A7[1]	03/17/14	5.350	3,002,295
	2,500,000	Chase Issuance Trust 2005-A5[1]	02/15/12	5.340	2,502,237
	840,000	Citibank Credit Card Issuance Trust 2002-C2	02/18/14	6.950	887,096
	2,400,000	Citibank Credit Card Issuance Trust 2006-A4	05/10/13	5.450	2,415,350
	379,262	Countrywide Asset-Backed Certificates 2004-S1[1]	03/25/20	3.872	373,553
	411,929	Countrywide Asset-Backed Certificates 2004-12[1]	12/25/30	4.022	409,229
	382,247	Countrywide Asset-Backed Certificates 2004-13[1]	02/25/31	3.989	379,065
	87,691	Countrywide Home Equity Loan Trust 2004-N1	02/15/34	5.600	87,817
	181,089	Countrywide Home Equity Loan Trust 2004-O1	02/15/34	5.600	181,423
	154,005	Countrywide Home Equity Loan Trust 2004-Q1	12/15/33	5.620	154,376
	2,146,084	Credit-Based Asset Servicing and Secutization[2]	06/25/32	6.080	2,151,449
	273,982	Credit-Based Asset Servicing and Securitization 2003-CB3[1]	12/25/32	2.879	264,779
	935,498	Daimler Chrysler Auto Trust 2003-B	03/09/09	2.860	927,901
	853,383	Greenpoint Mortgage Funding Trust 2006-HE1[1]	03/12/37	5.500	853,489
	607,764	Household Automotive Trust Series 2003-1	11/17/09	2.220	602,878
	423,737	Marriott Vacation Club Owner Trust 2006-2A2	10/20/28	5.362	423,825
	2,800,000	MBNA Credit Card Master Note Trust 2005-A1	09/15/10	4.200	2,763,707
	2,000,000	MBNA Credit Card Master Note Trust 2006-C3[1]	10/15/13	5.610	2,000,749
	2,340,000	Metris Master Trust 2005-1A1,2	03/21/11	7.220	2,345,580
	277,380	Morgan Stanley Auto Loan Trust 2004-HB1	10/15/11	2.880	275,352
	1,408,389	Navistar Financial Corp. Owner Trust 2003-A	11/15/09	2.240	1,396,714
	732,000	Navistar Financial Corp. Owner Trust 2004-A	03/15/11	2.590	714,369
	1,400,000	Nissan Auto Receivables Owner Trust 2006-B	11/15/11	5.220	1,398,809
	254,633	Residential Asset Securities Corp. 2004-KS11[1]	12/25/34	5.590	255,294
	1,407,376	Residential Asset Securities Corp. 2006-EMX4[1]	06/25/36	5.360	1,407,445
	612,379	Triad Auto Receivables Owner Trust 2004-A	09/13/10	2.500	598,874
	2,400,000	UPFC Auto Receivables Trust 2006-A	05/15/12	5.490	2,403,186
	5,900,000	USAA Auto Owner Trust 2005-1	11/15/11	4.130	5,796,933
	1,110,000	Washington Mutual Master Note Trust 2006-M1A1,2	08/15/13	5.410	1,110,000
	307,112	WFS Financial Owner Trust 2003-2	12/20/10	3.050	305,980
		Total Asset Backed Securities
		(Identified cost $49,231,484)			50,430,439

		COLLATERALIZED MORTGAGE BACKED SECURITIES (6.1%)
	1,350,000	Bear Stearns Commercial Mortgage 2006-PW11[1]	03/11/39	5.410	1,354,035
	910,000	Bear Stearns Commercial Mortgage 2006-PW14	12/11/38	5.201	887,411
	1,500,000	Bear Stearns Commercial Mortgage Securities 2006-T22[1]	04/12/38	5.467	1,506,801
	2,300,000	Credit Suisse Mortgage Capital Certificates 2006-C5	12/15/39	5.311	2,259,962
	1,730,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB17	12/12/43	5.429	1,715,593
	2,100,000	Merrill Lynch Mortgage Trust 2006-C1[1]	05/12/39	5.615	2,120,103
	1,658,564	Morgan Stanley Capital 1 2006-HQ8	03/12/44	5.124	1,645,644
	1,400,000	Morgan Stanley Capital I 2006-T21	10/12/52	5.090	1,384,858
	16,861	Residential Asset Mortgage Products, Inc. 2004-RS4	01/25/30	4.003	16,787
	440,403	Residential Asset Mortgage Products, Inc. 2004-RS7	07/25/28	4.450	437,115
	2,200,000	Wachovia Bank Commercial Mortgage Trust 2006-C25[1]	05/15/43	5.684	2,218,428
		Total Collateralized Mortgage Backed Securities
		(Identified cost $16,878,042)			15,546,737

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2007 (unaudited)
(expressed in U.S. dollars)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value
		CORPORATE BONDS (38.3%)
		AGRICULTURE (0.3%)
	$210,000	Altria Group, Inc.	07/01/08	7.650%	$215,722
	400,000	Reynolds American, Inc.	07/15/15	7.300	414,639
					630,361
		AUTO MANUFACTURERS (0.8%)
	1,090,000	DaimlerChrysler NA Holdings Corp.	01/15/08	4.750	1,080,723
	845,000	DaimlerChrysler NA Holdings Corp.	06/15/10	4.875	823,703
	100,000	DaimlerChrysler NA Holdings Corp.	11/15/13	6.500	102,372
					2,006,798

		BANKING (0.5%)
	600,000	Korea Development Bank	03/02/09	3.875	581,914
	585,000	Popular North America, Inc.	10/01/08	3.875	570,150
					1,152,064

		BEVERAGES (1.7%)
	1,000,000	Cia Brasileira de Bebidas	09/15/13	8.750	1,165,000
	380,000	Coors Brewing Co.	05/15/12	6.375	391,260
	1,470,000	Diageo Finance BV	04/01/13	5.500	1,463,073
	1,275,000	Molson Coors Capital Finance ULC	09/22/10	4.850	1,245,115
					4,264,448

		CHEMICALS (0.2%)
	475,000	PolyOne Corp.[3]	05/01/12	8.875	471,437

		COMMERCIAL SERVICES (1.2%)
	200,000	Aramark Corp.[2]	02/01/15	8.500	204,750
	375,000	Avis Budget Car Rental LLC[2]	05/15/16	7.750	372,187
	740,000	Centex Corp.	02/01/11	7.875	796,155
	400,000	Corrections Corp. of America	05/01/11	7.500	410,500
	175,000	Rental Services Corp.[2]	12/01/14	9.500	182,875
	980,000	Western Union Co.[2]	11/17/11	5.400	962,935
					2,929,402

		CONSUMER STAPLES (0.2%)
	605,000	Fortune Brands, Inc.	01/15/11	5.125	592,426

		DIVERSIFIED FINANCIAL SERVICES (14.0%)
	965,000	Associates Corp. of North America	11/01/08	6.250	979,547
	760,000	AXA Financial, Inc.	08/01/10	7.750	816,096
	890,000	Bear Stearns Companies, Inc.	08/15/11	5.500	895,134
	1,470,000	Bear Stearns Companies, Inc.	02/01/12	5.350	1,466,129
	650,000	Bear Stearns Companies, Inc.	01/22/17	5.550	642,660
	250,000	Calabash Re, Ltd.[1,2]	01/08/10	13.746	252,450
	250,000	Capital One Bank	06/15/09	5.000	248,095
	760,000	Capital One Financial Corp.	02/21/12	4.800	735,919
	525,000	Cascadia, Ltd.[1,2]	06/13/08	8.475	519,692
	935,000	CIT Group, Inc.	02/01/10	4.250	905,194
	1,525,000	CIT Group, Inc.	07/28/11	5.800	1,546,347
	800,000	Countrywide Home Loans, Inc.	12/19/07	4.250	791,809
	2,540,000	Countrywide Home Loans, Inc.	09/15/09	4.125	2,463,510
	275,000	E*Trade Financial Corp.	06/15/11	8.000	287,031
	315,212	Federated CBO II, Ltd.[2]	07/10/12	8.630	318,994
	500,000	Fhu-Jin, Ltd.[1,2]	08/10/11	9.270	505,825
	1,415,000	FIA Credit Services NA	06/15/12	6.625	1,494,541
	1,575,000	General Electric Capital Corp.	03/04/08	4.125	1,555,056

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2007 (unaudited)
(expressed in U.S. dollars)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value
		CORPORATE BONDS (continued)
		DIVERSIFIED FINANCIAL SERVICES (continued)
	$2,195,000	Goldman Sachs Group, Inc.	01/15/12	6.600%	$2,309,151
	400,000	Host Marriot LP	11/01/13	7.125	406,000
	2,460,000	HSBC Finance Corp.	11/27/12	6.375	2,574,292
	2,425,000	International Lease Finance Corp.	09/01/10	4.875	2,381,483
	970,000	Lehman Brothers Holdings, Inc.	02/06/12	5.250	963,795
	2,400,000	Merrill Lynch & Co., Inc.	07/25/11	5.770	2,446,361
	1,920,000	Morgan Stanley	04/01/14	4.750	1,821,057
	250,000	Mystic Re, Ltd.[1,2]	12/05/08	11.670	250,650
	500,000	Redwood Capital IX, Ltd.[1,2]	01/09/08	12.114	502,500
	1,235,000	SLM Corp.	07/26/10	4.500	1,201,725
	500,000	Successor Euro Wind, Ltd.1,2	12/06/08	11.100	500,000
	2,285,000	Textron Financial Corp.	02/03/11	5.125	2,259,406
	1,115,000	Unilever Capital Corp.	11/01/10	7.125	1,179,553
	450,000	Wimar Opco LLC/Wimar Opco Finance Corp.[2]	12/15/14	9.625	447,187
					35,667,189

		ELECTRIC (0.7%)
	455,000	Dominion Resources, Inc.	12/15/10	4.750	443,275
	450,000	NRG Energy, Inc.	02/01/16	7.375	450,562
	875,000	PPL Energy Supply LLC	11/01/11	6.400	901,197
					1,795,034

		ENTERTAINMENT (0.2%)
	575,000	Pinnacle Entertainment, Inc.[3]	10/01/13	8.750	608,063

		FINANCE (0.5%)
	750,000	iStar Financial, Inc.1,2	09/15/09	5.700	750,619
	640,000	Vita Capital II, Ltd.[1,2]	01/01/10	6.760	642,950
					1,393,569

		FOOD (0.8%)
	400,000	Chiquita Brands International, Inc.[3]	12/01/15	8.875	378,000
	270,000	Hershey Co.	09/01/11	5.300	269,447
	150,000	Pilgrim's Pride Corp.	05/01/17	8.375	147,750
	1,270,000	Safeway, Inc.	11/01/08	4.125	1,240,719
					2,035,916
		FOREST PRODUCTS & PAPER (1.0%)
	525,000	Bowater, Inc.[1]	03/15/10	8.360	530,250
	127,000	International Paper Co.	10/30/12	5.850	128,309
	400,000	Verso Paper Holdings LLC[2]	08/01/14	9.125	420,000
	1,555,000	Weyerhaeuser Co.	03/15/07	6.125	1,554,900
					2,633,459

		GAS (0.3%)
	660,000	Sempra Energy	02/01/13	6.000	670,790

		HEALTHCARE-SERVICES (0.4%)
	1,142,000	WellPoint, Inc.	09/01/07	3.500	1,128,329

		INDUSTRIALS (1.7%)
	500,000	Ahern Rentals, Inc.	08/15/13	9.250	520,625
	300,000	Aleris International, Inc.[2]	12/15/16	10.000	310,500
	550,000	Allied Waste North America, Inc.	05/15/16	7.125	548,625
	600,000	Embraer Overseas, Ltd.[2]	01/24/17	6.375	597,000
	415,000	Honeywell International, Inc.	03/15/16	5.400	412,911
	1,090,000	Masco Corp.	10/03/16	6.125	1,098,184
	200,000	NXP BV/NXP Funding LLC[2]	10/15/14	7.875	206,500
	550,000	WCA Waste Corp.	06/15/14	9.250	572,000
					4,266,345

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2007 (unaudited)
(expressed in U.S. dollars)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value
		CORPORATE BONDS (continued)
		INSURANCE (1.4%)
	$480,000	Commerce Group, Inc.	12/09/13	5.950%	$478,435
	700,000	Everest Reinsurance Holdings	10/15/14	5.400	681,217
	480,000	Hartford Financial Services Group, Inc.	10/15/16	5.500	476,291
	1,240,000	Metlife, Inc.	12/01/11	6.125	1,278,503
	760,000	XL Capital, Ltd.	09/15/14	5.250	739,871
					3,654,317

		LEISURE TIME (0.5%)
	€1,000,000	Carnival, Plc.	11/27/13	4.250	1,266,704

		LODGING (0.8%)
	$400,000	Boyd Gaming Corp.	12/15/12	7.750	411,500
	525,000	MGM Mirage	02/01/11	8.375	551,906
	535,000	Resorts International Hotel & Casino, Inc.	03/15/09	11.500	552,388
	427,000	Riviera Holdings Corp.	06/15/10	11.000	450,485
					1,966,279

		MEDIA (1.7%)
	1,240,000	Comcast Corp.	03/15/11	5.500	1,241,815
	850,000	Cox Communications, Inc.	10/01/12	7.125	911,303
	375,000	Echostar DBS Corp.	02/01/16	7.125	376,406
	1,830,000	Time Warner, Inc.	04/15/11	6.750	1,909,034
					4,438,558

		OIL & GAS (1.6%)
	600,000	Gaz Capital for Gazprom[2]	11/22/16	6.212	591,900
	1,250,000	Halliburton Co.	10/15/10	5.500	1,249,064
	1,250,000	Pemex Project Funding Master Trust	02/01/09	7.875	1,296,250
	255,000	Pemex Project Funding Master Trust	12/15/14	7.375	276,038
	625,000	Petronas Capital, Ltd.[2]	05/22/12	7.000	669,046
					4,082,298

		PACKAGING & CONTAINERS (0.5%)
	425,000	Berry Plastics Holding[2]	09/15/14	8.875	438,813
	450,000	Owens Brockway Glass Container, Inc.	12/01/14	6.750	443,250
	500,000	Smurfit Stone Container Enterprises, Inc.	07/01/12	8.375	502,500
					1,384,563

		PHARMACEUTICALS (0.7%)
	680,000	Abbott Laboratories	05/15/11	5.600	687,397
	1,110,000	Wyeth	03/15/11	6.950	1,173,845
					1,861,242

		REAL ESTATE (0.5%)
	680,000	Brookfield Asset Management, Inc.	06/15/12	7.125	726,808
	525,000	EOP Operating LP	01/15/09	6.800	540,869
					1,267,677

		REITS (0.4%)
	650,000	Simon Property Group LP	06/15/08	7.000	662,089
	455,000	Simon Property Group LP	09/01/11	5.600	457,343
					1,119,432

		RETAIL (0.3%)
	250,000	Bon-Ton Stores, Inc.[3]	03/15/14	10.250	258,750
	315,000	Lowe's Companies, Inc.	10/15/16	5.400	308,301
	250,000	Quiksilver, Inc.	04/15/15	6.875	244,375
					811,426
		SAVINGS & LOANS (0.4%)
	1,100,000	Washington Mutual, Inc.	01/15/09	4.000	1,071,178

		SEMICONDUCTORS (0.1%)
	300,000	Freescale Semiconductor, Inc.[2]	12/15/16	10.125	298,500

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2007 (unaudited)
(expressed in U.S. dollars)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value
		CORPORATE BONDS (continued)
		TELECOMMUNICATIONS (4.3%)
	$345,000	America Movil SA de CV Series L	03/01/09	4.125%	$335,233
	555,000	AT&T, Inc.	09/15/09	4.125	538,491
	1,500,000	AT&T, Inc.	03/15/11	6.250	1,545,339
	400,000	AT&T, Inc.	09/15/14	5.100	386,902
	1,300,000	Deutsche Telekom International Finance BV	06/15/10	8.000	1,400,264
	355,000	France Telecom SA	03/01/11	7.750	385,274
	305,000	GTE California, Inc.	05/01/08	7.000	310,010
	1,025,000	GTE California, Inc.	01/15/09	5.500	1,022,558
	575,000	KT Corp.[2]	07/15/15	4.875	545,602
	96,000	Motorola, Inc.	11/15/10	7.625	102,565
	1,120,000	New Cingular Wireless Services, Inc.	03/01/11	7.875	1,217,162
	575,000	Qwest Communications International, Inc.[1]	02/15/09	8.905	582,188
	500,000	Rogers Wireless, Inc.[1]	12/15/10	8.485	510,000
	1,100,000	Sprint Capital Corp.	01/30/11	7.625	1,174,626
	480,000	Telecom Italia Capital SA	01/15/10	4.000	459,228
	375,000	True Move Co., Ltd.[2]	12/16/13	10.750	369,375
					10,884,817

		TRANSPORTATION (0.6%)
	1,000,000	FedEx Corp.	04/01/09	3.500	960,464
	535,000	MISC Capital, Ltd.[2]	07/01/09	5.000	530,098
					1,490,562
		Total Corporate Bonds
		(Identified cost $98,204,299)			97,843,183

		FOREIGN GOVERNMENT BONDS (2.8%)
PLN	16,000,000	Poland Government Bond	05/24/11	4.250	5,188,766
	$250,000	Republica Orient Uruguay	03/21/36	7.625	268,125
	1,300,000	Republic of Turkey	02/05/25	7.375	1,326,000
	480,000	United Mexican States	01/16/13	6.375	495,360
		Total Foreign Government Bonds
		(Identified cost ($6,898,411)			7,278,251

		U.S. GOVERNMENT AGENCY OBLIGATIONS (17.1%)
	250,000	Federal National Mortgage Assoc.	05/01/08	3.720	246,220
	65,953	Federal National Mortgage Assoc.	04/01/17	6.500	67,442
	182,450	Federal National Mortgage Assoc.	03/01/20	4.500	175,133
	166,063	Federal National Mortgage Assoc.	10/25/21	6.000	167,487
	8,048	Federal National Mortgage Assoc.	12/01/28	7.500	8,400
	4,888	Federal National Mortgage Assoc.	04/01/29	7.500	5,101
	5,913	Federal National Mortgage Assoc.	04/01/29	7.500	6,172
	17,670	Federal National Mortgage Assoc.	12/01/30	7.500	18,435
	1,562,132	Federal National Mortgage Assoc.	01/25/31	6.000	1,561,548
	270,000	Federal National Mortgage Assoc.	03/25/31	5.500	267,569
	256,510	Federal National Mortgage Assoc.	07/01/32	7.000	263,858
	143,396	Federal National Mortgage Assoc.	10/01/33	6.000	144,276
	115,408	Federal National Mortgage Assoc.	11/25/33	5.500	114,702
	137,111	Federal National Mortgage Assoc.	03/01/34	4.500	128,000
	632,520	Federal National Mortgage Assoc.[1]	07/01/36	5.741	634,757
	1,127,538	Federal National Mortgage Assoc.[1]	09/01/36	5.806	1,134,308
	1,530,000	Federal National Mortgage Assoc.[1]	01/01/37	5.550	1,533,586
	139,562	Federal National Mortgage Assoc.	02/25/44	5.950	139,144
	2,000,000	Federal National Mortgage Assoc. (TBA 30YR)	02/01/37	5.000	1,918,750
	13,850,000	Federal National Mortgage Assoc. (TBA 30YR)	02/01/37	5.500	13,620,616
	8,000,000	Federal National Mortgage Assoc. (TBA 30YR)	02/01/37	6.500	8,132,496
	76,941	FHLMC Gold Guaranteed	08/15/13	4.000	75,851
	190,000	FHLMC Gold Guaranteed	08/15/13	4.500	187,876
	609,697	FHLMC Gold Guaranteed	05/01/19	4.000	570,517
	2,016,583	FHLMC Gold Guaranteed	05/01/19	4.000	1,886,992
	1,126,488	FHLMC Gold Guaranteed	12/01/19	4.000	1,054,098
	3,316,710	FHLMC Gold Guaranteed	02/01/20	4.000	3,103,571
	175,000	FHLMC Gold Guaranteed	05/15/28	5.500	175,044
	180,000	FHLMC Gold Guaranteed	01/15/29	5.500	179,608
	1,524,373	FHLMC Gold Guaranteed	10/01/34	5.500	1,503,662
	105,000	FHLMC Gold Guaranteed	10/15/34	5.500	103,679
	188,009	FHLMC Gold Guaranteed	11/01/35	5.000	180,677
	142,228	FHLMC Gold Guaranteed	12/01/35	5.000	136,682
	108,222	FHLMC Gold Guaranteed	12/01/35	5.000	104,002
	720,000	FHLMC Non Gold Guaranteed[1]	01/01/37	5.510	719,775
	93,972	General National Mortgage Assoc.1	08/20/29	4.500	94,434
	3,326,156	General National Mortgage Assoc.	11/15/35	5.000	3,212,471

		Total U.S. Government Agency Obligations
		(Identified cost $44,142,434)			43,576,939

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2007 (unaudited)
(expressed in U.S. dollars)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value
		U.S. TREASURY NOTES AND BONDS (6.4%)
	$8,000,000	U.S. Treasury Bonds	02/15/26	6.000%	$8,949,377
	5,076,150	U.S. Treasury Notes Tips	01/15/26	2.000	4,760,276
	5,000,000	U.S.Treasury Strip	08/15/20	0.000	2,538,495
		Total U.S. Treasury Notes and Bonds
		(Identified cost $16,381,954)			16,248,148

		SHORT-TERM INVESTMENTS (8.2%)
	1,240,466	Brown Brothers Investment Trust Securities Lending Fund[4]			1,240,466
	5,000,000	CBA De Finance	02/26/07	5.281	4,981,736
	6,900,000	Egypt Treasury Bills	07/10/07	9.899	1,161,303
	9,000,000	Rabobank USA	02/01/07	5.261	9,000,000
	615,000	U.S. Treasury Bill[5]	04/12/07	5.000	609,051
	4,000,000	Variable Funding	02/16/07	5.273	3,991,233
		Total Short-Term Investments			20,983,789
		(Identified cost $20,981,691)

TOTAL INVESTMENTS (Identified cost $252,718,315)[6]				98.6%	$251,907,486
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES				1.4	3,623,705
NET ASSETS				100.0%	$255,531,191

[1] Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the January 31, 2007 coupon rate.

[2] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at January 31, 2007 was $17,421,802, or 6.8% of net assets

[3] Security, or a portion thereof, on loan.

[4] Affiliated Issuer.

[5] Security held as collateral on futures contracts.

[6] The aggregate cost for federal income tax purposes is $252,718,315, the aggregate gross unrealized appreciation is $1,160,268, and the aggregate gross unrealized depreciation is $1,971,097, resulting in net unrealized depreciation of $810,829.

A summary of obligations under open forward foreign currency exchange contracts outstanding at
January 31, 2007 is as follows:

Unrealized
Notional Market Appreciation/
Description Value Value (Depreciation)
Buy Contracts:
Australian Dollars settling 02/28/07 180,843 2,197 $2,197

Brazilian Reals settling 02/27/07 1,961,554 7,049 7,049

Euro settling 02/28/07 811,943 (10,837) (10,837)

New Zealand Dollar settling 02/28/07 247,807 (28,387) (28,387)

Norwegian Kroner settling 02/28/07 5,460,491 381 381

Try Dollars settling 02/27/07 347,849 10,045 10,045

Sell Contracts:
Canadian Dollars settling 02/28/07 (193,495) (4,898) (4,898)

CLP Dollars settling 02/27/07 (419,039,664) 2,625 2,625

GPB British Pound settling 02/28/07 (161,363) 1,755 1,755

Hong Kong Dollars settling 03/30/07 (10,049) (10,049) (10,049)

Hungarian Forint settling 02/27/07 (149,474,408) (3,754) (3,754)

Japanese Yen settling 02/28/07 (124,992,543) (6,512) (6,512)

Polish Zloty settling 02/28/07 (10,379,401) (51,608) (51,608)

Swedish Krona settling 02/28/07 (13,450,363) (9,988) (9,988)

Swiss Franc settling 02/28/07 (262,251) (3,050) (3,050)
		$(105,031)

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2007 (unaudited)
(expressed in U.S. dollars)

A summary of obligations under open futures contracts at January 31, 2007 is as follows:

	Unrealized
	Expiration Base Contract Appreciation/
	Position Date Contracts Note/Bond Value (Depreciation)
	Long 12/2008 125 90 Day Euro$ $29,673,438 $(35,500)
	Long 06/2009 130 90 Day Euro$ $30,855,500 $(102,375)
	Short 03/2007 175 U.S. 2Yr Treasury Note $35,628,908 $218,750
	Short 03/2007 150 U.S. 5Yr Treasury Note $15,679,688 $46,875
	Short 03/2007 150 U.S 10Yr Treasury Note $15,937,500 $386,720
		$514,470
As of January 31, 2007, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

At January 31, 2007, the Fund had the following open swap agreements:

Amount Due
Notional from (to) Broker
Amount Description at Value

	25,000,000	Agreement with Morgan Stanley terminating 03/14/11 to pay $27,500
		a fixed rate of 5.254% interest and receive the 3 months
		LIBOR paid quarterly.

	30,000,000	Agreement with Citigroup terminating 05/11/11 to pay 297,000
		a fixed rate of 5.488% interest and receive the 3 months
		LIBOR paid quarterly.

	10,000,000	Agreement with Goldman Sachs terminating 05/16/16 to pay 284,000
		a fixed rate of 5.703% interest and receive the 3 months
		LIBOR paid quarterly.

	25,000,000	Agreement with Goldman Sachs terminating 09/11/11 to pay (30,000)
		a fixed rate of 5.205% interest and receive the 3 months
		LIBOR paid quarterly.

	26,500,000	Agreement with CDS terminating12/20/2011 to pay 90,947
		a fixed rate of 0.4% interest and receive the 3 months
		LIBOR paid quarterly.

	25,000,000	Agreement with CDX terminating12/20/2011 to pay 859,375
		a fixed rate of 3.25% interest and receive the 3 months
		LIBOR paid quarterly.

	17,000,000	Agreement with CDX terminating12/20/2011 to pay (127,500)
		a fixed rate of 0.00% interest and receive the 3 months
		LIBOR paid quarterly.
		$1,401,322

		LIBOR - London Interbank Offered Rate

As of January 31, 2007, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

Currency Abbreviation:
€ - Euro
PLN - Polish Zloty

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.
Date of first use: 3/07.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's
disclosure controls and procedures as conducted
within 90 days of the filing date of this Form N-Q,
the Registrant's principal financial officer and
principal executive officer have concluded that
those disclosure controls and procedures provide
reasonable assurance that the material information
required to be disclosed by the Registrant on this
report is recorded, processed, summarized and
reported within the time periods specified in
the Securities and Exchange Commission's rules
and forms.

(b) There were no significant changes in the
Registrant's internal controls or in other
factors that could significantly affect
these controls subsequent to the date of
their evaluation.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a)
under the Act are attached as exhibit 3(b).

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this
report to be signed on its behalf by the
undersigned, thereunto duly authorized.

 BBH FUND, INC.
-----------------------------

\s\ John A. Nielsen
---------------------------
John A. Nielsen
President (Principle Executive Officer)

Date: 3/30/2007

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below
by the following persons on behalf of the
Registrant and in the capacities and on the
dates indicated.

\s\ Charles Schreiber
-------------------------
Charles Schreiber
Treasurer (Principle Financial Officer)

Date: 3/30/2007

* Print name and title of each signing
officer under his or her signature.